Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumalated Deficit
Beginning Balance at Dec. 31, 2012	$ (211,898)	$ 22,713	$ 77,287	$ (311,898)
Begining balance at Dec. 31, 2012		22,713,312
Shares issued for cash	41,250	$ 52	41,198
Shares issued for cash, shares		51,657
Stock compensation expense	215,625		215,625
Net loss for the year	(415,963)			$ (415,963)
Ending Balance at Dec. 31, 2013	$ (370,986)	$ 22,765	334,110	$ (727,861)
Ending balance at Dec. 31, 2013		22,764,969
Reverse merger adjustment		$ 1,875	(1,875)
Reverse merger adjustment, shares		1,875,000
Shares issued for services	$ 240,375	$ 555	239,820
Shares issued for services, shares		555,032
Shares issued with debt	34,580	$ 50	34,530
Shares issued with debt, shares		50,000
Shares issued as financing fees	4,525	$ 5	4,520
Shares issued as financing fees, shares		5,000
Net loss for the year	(1,529,563)			$ (1,529,563)
Ending Balance at Dec. 31, 2014	(1,621,069)	$ 25,250	$ 611,105	$ (2,257,424)
Ending balance at Dec. 31, 2014		25,250,001
Net loss for the year	(320,553)
Ending Balance at Jun. 30, 2015	$ (1,825,729)